Fair Value Measurements:	3 Months Ended
Mar. 31, 2015
Fair Value Measurements: [Abstract]
Fair Value Measurements:

Note 6.      Fair Value Measurements:

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value March 31, 2015	Level 1	Level 2	Level 3
Marketable securities	$203,484	$203,484	$-	$-
Convertible notes and interest notes	$44,339,487	$-	$44,339,487	$-

	Fair value December 31, 2014	Level 1	Level 2	Level 3
Marketable securities	$175,541	$175,541	$-	$-
Convertible notes and interest notes	$37,408,241	$-	$37,408,241	$-